Non-current assets - Disclosure of Non Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Current Assets [Line Items]
Lease assets	€ 162	€ 150	€ 158
Reimbursement rights	9	20
Aegon Ltd. [member]
Disclosure Of Non Current Assets [Line Items]
Lease assets	26	€ 0
Reimbursement rights	5
Property, Plant & Equipment	9
Non-current assets	€ 40